Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of contract with customer, asset and liability

	December 31,	December 31,
	2022	2023
Contract assets	52,515,766	34,255,318
Customer deposits (Note 14)	1,280,517,005	740,013,355

Schedule of useful lives

Corporate aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years
Office buildings	20‑60 years

Schedule of interest expense

	2021	2022	2023
	US$	US$	US$
Amortization of issuance cost related to long-term debt	7,641,101	9,311,710	6,722,387
Interest expense of finance leases	64,549	69,672	—
Interest on borrowings	310,767,482	237,293,974	237,307,045
Total interest costs	318,473,132	246,675,356	244,029,432
Total interest costs capitalized	(135,074,360)	(88,666,945)	(67,089,115)
Interest expense, net	183,398,772	158,008,411	176,940,317

Beijing Yuzhouyun Technology Development Center [Member]
Schedule of information related to VIE's

The carrying amounts and classifications of the assets and liabilities of Yuzhouyun were as follows:

	December 31,	December 31,
	2022	2023
	US$	US$
Current assets	174,470	(10,484)
Non-current assets	2,873,855	2,922,037
Total assets	3,048,325	2,911,553

Current liabilities	17,699,203	21,353,225
Non-current liabilities	10,337,995	6,847,671
Total liabilities	28,037,198	28,200,896

The financial performance and cash flows of Yuzhouyun were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2022	2023
	US$	US$
Revenue	244,130	10,731
Cost of revenue	(2,534,745)	(947,551)
Net loss	(2,539,202)	(721,263)
Net cash provided by operating activities	2,671,405	3,140,065
Net cash used in investing activities	—	—
Net cash used in financing activities	(2,700,960)	(3,124,002)

RuizhuoXihui [Member]
Schedule of information related to VIE's

The carrying amounts and classifications of the assets and liabilities of Ruizhuo Xihui were as follows:

	December 31,	December 31,
	2022	2023
	US$	US$
Current assets	2,621,527	2,566,273
Non-current assets	(10,806)	(10,626)
Total assets	2,610,721	2,555,647

Current liabilities	2,619,769	2,533,801
Total liabilities	2,619,769	2,533,801

The financial performance and cash flows of Ruizhuo Xihui were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2022	2023
	US$	US$
Revenue	235,890	—
Cost of revenue	(64,034)	—
Net income	31,287	30,919
Net cash used in operating activities	(13,900)	(24)
Net cash used in investing activities	—	—
Net cash used in financing activities	—	—